UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edgewood Management LLC

Address:  535 Madison Ave., 15th Floor
          New York, New York 10022


13F File Number:  028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fausto Rotundo
Title:  Chief Financial Officer
Phone:  (212) 652-9100


Signature, Place and Date of Signing:

  /s/ Fausto Rotundo          New York, New York            May 10, 2013
----------------------     ------------------------     --------------------
     [Signature]                [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          83

Form 13F Information Table Value Total:  $7,287,016
                                         (thousands)


List of Other Included Managers:  NONE

                                                     FORM 13F INFORMATION TABLE
                                                      Edgewood Management LLC
                                                           March 31, 2013
COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6 COLUMN 7          COLUMN 8
                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHR      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MGRS    SOLE     SHARD   NONE
----------------------------  --------------  ---------  --------  ---------  ---  ----  ----------  ----  ---------  -----  -------
3M CO                         COM             88579Y101   86,105     809,945   SH           SOLE     NONE    809,945               -
ABBOTT LABS                   COM             002824100    4,089     115,780   SH           SOLE     NONE    115,780               -
ABBVIE INC                    COM             00287Y109    4,722     115,780   SH           SOLE     NONE    115,780               -
ALLERGAN INC                  COM             018490102  212,480   1,903,402   SH           SOLE     NONE  1,852,413          50,989
AMAZON COM INC                COM             023135106  349,393   1,311,093   SH           SOLE     NONE  1,275,950          35,143
AMERICAN TOWER CORP NEW       COM             03027X100  315,796   4,105,511   SH           SOLE     NONE  3,994,833         110,678
AMPHENOL CORP NEW             CL A            032095101    1,105      14,800   SH           SOLE     NONE     14,800               -
APPLE INC                     COM             037833100  369,124     833,878   SH           SOLE     NONE    811,549          22,329
BANK NEW YORK MELLON CORP     COM             064058100    2,814     100,531   SH           SOLE     NONE    100,531               -
BERKSHIRE HATHAWAY INC DEL    CL A            084670108      469           3   SH           SOLE     NONE          3               -
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702    1,148      11,021   SH           SOLE     NONE     11,021               -
BLACKROCK MUNIHLDGS NY QLTY   COM             09255C106      284      18,425   SH           SOLE     NONE     18,425               -
BLACKROCK MUNIYIELD NY QLTY   COM             09255E102      190      12,770   SH           SOLE     NONE     12,770               -
BLACKROCK N Y MUN INCOME TR   SH BEN INT      09248L106      363      23,500   SH           SOLE     NONE     23,500               -
CELGENE CORP                  COM             151020104  492,870   4,252,176   SH           SOLE     NONE  4,136,864         115,312
CHEVRON CORP NEW              COM             166764100    2,622      22,063   SH           SOLE     NONE     22,063               -
CHIPOTLE MEXICAN GRILL INC    COM             169656105  357,771   1,097,894   SH           SOLE     NONE  1,066,584          31,310
CHUBB CORP                    COM             171232101      516       5,900   SH           SOLE     NONE      5,900               -
CINCINNATI FINL CORP          COM             172062101      426       9,012   SH           SOLE     NONE      9,012               -
CISCO SYS INC                 COM             17275R102    1,989      95,189   SH           SOLE     NONE     95,189               -
CME GROUP INC                 COM             12572Q105  349,933   5,698,306   SH           SOLE     NONE  5,537,517         160,789
COCA COLA CO                  COM             191216100    2,089      51,652   SH           SOLE     NONE     51,652               -
COGNIZANT TECHNOLOGY SOLUTIO  CL A            192446102  467,107   6,096,331   SH           SOLE     NONE  5,927,176         169,155
COLGATE PALMOLIVE CO          COM             194162103   53,430     452,685   SH           SOLE     NONE    452,685               -
CROWN CASTLE INTL CORP        COM             228227104      291       4,185   SH           SOLE     NONE      4,185               -
DIRECTV                       COM             25490A309      208       3,671   SH           SOLE     NONE      3,671               -
DOLLAR TREE INC               COM             256746108      324       6,680   SH           SOLE     NONE      6,680               -
DUKE ENERGY CORP NEW          COM NEW         26441C204      480       6,610   SH           SOLE     NONE      6,610               -
EBAY INC                      COM             278642103      352       6,492   SH           SOLE     NONE      6,492               -
ECOLAB INC                    COM             278865100  251,611   3,138,077   SH           SOLE     NONE  3,051,146          86,931
EDWARDS LIFESCIENCES CORP     COM             28176E108      227       2,763   SH           SOLE     NONE      2,763               -
EMERSON ELEC CO               COM             291011104    1,075      19,250   SH           SOLE     NONE     19,250               -
ENERGY TRANSFER EQUITY L P    COM UT LTD PTN  29273V100      311       5,324   SH           SOLE     NONE          -           5,324
EQUIFAX INC                   COM             294429105      382       6,631   SH           SOLE     NONE      6,631               -
EQUINIX INC                   COM NEW         29444U502  130,784     604,615   SH           SOLE     NONE    587,746          16,869
EXXON MOBIL CORP              COM             30231G102   12,016     133,344   SH           SOLE     NONE    130,844           2,500
FMC TECHNOLOGIES INC          COM             30249U101  146,451   2,692,608   SH           SOLE     NONE  2,618,322          74,286
FREEPORT-MCMORAN COPPER & GO  COM             35671D857      474      14,319   SH           SOLE     NONE     14,319               -
GENERAL ELECTRIC CO           COM             369604103      381      16,500   SH           SOLE     NONE     12,500           4,000
GILEAD SCIENCES INC           COM             375558103  308,289   6,299,316   SH           SOLE     NONE  6,130,953         168,363
GOOGLE INC                    CL A            38259P508  412,182     518,998   SH           SOLE     NONE    505,181          13,817
HOME DEPOT INC                COM             437076102      690       9,882   SH           SOLE     NONE      9,882               -
HSBC HLDGS PLC                ADR A 1/40PF A  404280604      304      12,000   SH           SOLE     NONE     12,000               -
IHS INC                       CL A            451734107  330,513   3,156,161   SH           SOLE     NONE  3,070,496          85,665
ILLUMINA INC                  COM             452327109  317,028   5,873,069   SH           SOLE     NONE  5,714,090         158,979
INTERNATIONAL BUSINESS MACHS  COM             459200101      732       3,430   SH           SOLE     NONE      3,430               -
INTUITIVE SURGICAL INC        COM NEW         46120E602  333,626     679,219   SH           SOLE     NONE    661,213          18,006
ISHARES TR                    DJ SEL DIV INX  464287168    7,889     124,440   SH           SOLE     NONE    124,440               -
JOHNSON & JOHNSON             COM             478160104    6,137      75,272   SH           SOLE     NONE     75,272               -
JPMORGAN CHASE & CO           COM             46625H100      625      13,179   SH           SOLE     NONE     13,179               -
KELLOGG CO                    COM             487836108      296       4,600   SH           SOLE     NONE      4,600               -
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER  494550106      314       3,500   SH           SOLE     NONE      3,500               -
LILLY ELI & CO                COM             532457108      284       5,000   SH           SOLE     NONE      5,000               -
MARRIOTT INTL INC NEW         CL A            571903202      307       7,265   SH           SOLE     NONE      7,265               -
MEAD JOHNSON NUTRITION CO     COM             582839106  149,669   1,932,465   SH           SOLE     NONE  1,878,124          54,341
MERCK & CO INC NEW            COM             58933Y105      265       6,000   SH           SOLE     NONE      6,000               -
MONSANTO CO NEW               COM             61166W101      408       3,862   SH           SOLE     NONE      3,862               -
NEXTERA ENERGY INC            COM             65339F101      536       6,900   SH           SOLE     NONE      6,900               -
NORFOLK SOUTHERN CORP         COM             655844108      208       2,700   SH           SOLE     NONE      2,700               -
PEPSICO INC                   COM             713448108    7,115      89,938   SH           SOLE     NONE     87,438           2,500
PFIZER INC                    COM             717081103    3,479     120,533   SH           SOLE     NONE    120,533               -
PHILIP MORRIS INTL INC        COM             718172109      232       2,500   SH           SOLE     NONE      2,500               -
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT    73936T565      238      16,000   SH           SOLE     NONE     16,000               -
PPG INDS INC                  COM             693506107      462       3,450   SH           SOLE     NONE      3,450               -
PRAXAIR INC                   COM             74005P104    3,213      28,805   SH           SOLE     NONE     28,805               -
PRICE T ROWE GROUP INC        COM             74144T108  368,221   4,918,140   SH           SOLE     NONE  4,774,651         143,489
PROCTER & GAMBLE CO           COM             742718109      572       7,420   SH           SOLE     NONE      7,420               -
QUALCOMM INC                  COM             747525103  322,218   4,813,538   SH           SOLE     NONE  4,688,909         124,629
REGENCY CTRS CORP             COM             758849103      529      10,000   SH           SOLE     NONE     10,000               -
SCHWAB CHARLES CORP NEW       COM             808513105      238      13,478   SH           SOLE     NONE     13,478               -
SELECT SECTOR SPDR TR         SBI INT-UTILS   81369Y886    6,317     161,555   SH           SOLE     NONE    161,555               -
SNAP ON INC                   COM             833034101      330       3,985   SH           SOLE     NONE      3,985               -
STARBUCKS CORP                COM             855244109      329       5,775   SH           SOLE     NONE      5,775               -
SYSCO CORP                    COM             871829107    3,181      90,445   SH           SOLE     NONE     90,445               -
UNITED TECHNOLOGIES CORP      COM             913017109      224       2,400   SH           SOLE     NONE      2,400               -
VANGUARD BD INDEX FD INC      SHORT TRM BOND  921937827      202       2,500   SH           SOLE     NONE      2,500               -
VERIZON COMMUNICATIONS INC    COM             92343V104      676      13,750   SH           SOLE     NONE     13,750               -
VERTEX PHARMACEUTICALS INC    COM             92532F100    8,058     146,591   SH           SOLE     NONE    146,591               -
VIACOM INC NEW                CL A            92553P102      504       8,000   SH           SOLE     NONE      8,000               -
VIACOM INC NEW                CL B            92553P201  304,065   4,945,751   SH           SOLE     NONE  4,811,513         134,238
VISA INC                      COM CL A        92826C839  447,138   2,632,702   SH           SOLE     NONE  2,562,887          69,815
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209    3,177     111,869   SH           SOLE     NONE    111,869               -
YUM BRANDS INC                COM             988498101  313,793   4,361,870   SH           SOLE     NONE  4,240,647         121,223




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